Note 7 - Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	June 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Life
	(in thousands)			(in years)
Acquired product technology rights	$41,268	$(13,184)	$28,084	10.7
Acquired technology rights	30,200	(5,831)	24,369	13.8
Total definite-lived intangible assets	$71,468	$(19,015)	$52,453	12.0
	June 30, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Life
	(in thousands)			(in years)
Acquired product technology rights	$42,176	$(10,881)	$31,295	11.5
Acquired technology rights	30,200	(4,054)	26,146	14.8
Total definite-lived intangible assets	$72,376	$(14,935)	$57,441	13.0

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
June 30,
(in thousands)
2025	$4,989
2026	4,989
2027	4,989
2028	4,989
2029	4,989
Thereafter	27,508
Total future amortization expense	$52,453